Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
3.	Fair Value Measurements
The following table summarizes the fair value of the Company’s financial liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:

Redeemable convertible preferred stock warrant liabilities	$–	$–	$2,622	$2,622

Total financial liabilities	$–	$–	$2,622	$2,622

There were no financial liabilities as of June 30, 2021 that were measured at fair value.
The following table summarizes the change in the fair value of the redeemable convertible preferred stock warrant liabilities for the six months ended June 30, 2021 (in thousands):

Beginning balance as of December 31, 2020	2,622
Losses from changes in fair value	55
Settlement upon IPO	(2,677)

Ending balance as of June 30, 2021	$–

The following table summarizes the change in the fair value of the convertible not
e
s for the six months ended June 30, 2021 (in thousands):

Beginning balance as of December 31, 2020	$–
Issuance of convertible notes	7,500
Interest	54
Losses from changes in fair value	839
Conversion upon IPO	(8,393)

Ending balance as of June 30, 2021	$–

Fair values of the Company’s redeemable convertible preferred stock warrant liabilities and convertible notes are based on significant inputs not observed in the market, and thus represent a Level 3 measurement. Refer to Note 6 and Note 7 for the valuation techniques and assumptions used in estimating the fair value of the convertible notes and warrants, respectively.

3.	Fair Value Measurements
The following table summarizes the fair value of the Company’s financial liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities:
Redeemable convertible preferred stock warrant liabilities	$–	$–	$1,366	$1,366

Total financial liabilities	$–	$–	$1,366	$1,366

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Redeemable convertible preferred stock warrant liabilities	$–	$–	$2,622	$2,622

Total financial liabilities	$–	$–	$2,622	$2,622

The following table summarizes the change in the fair value of the redeemable convertible preferred stock warrant liabilities for the years ended December 31, 2019 and 2020 (in thousands):

	December 31,
	2019	2020
Beginning balance	$724	$1,366
Losses from changes in fair value	642	153
Exercise of warrants	–	(395)
Issuance of warrants	–	1,498

Ending balance	$1,366	$2,622

Fair values of the Company’s redeemable convertible preferred stock warrant liabilities are based on significant inputs not observed in the market, and thus represent a Level 3 measurement. Refer to Note 7 for the valuation techniques and assumptions used in estimating the fair value of the warrants.